BORROWINGS	12 Months Ended
Jun. 30, 2021
BORROWINGS [Abstract]
BORROWINGS

13.        BORROWINGS

		June 30,	June 30,
	Note	2021	2020
		(US$’000)
Long-term other borrowings	13.1	6,205	9,783
Line of credit	13.2	22,312	21,475
		28,517	31,258
Less: Current portion of;
− long-term other borrowings	13.1	(4,404)	(6,001)
− line of credit	13.2	(22,312)	(21,475)
Less: Current portion of borrowings		(26,716)	(27,476)
Non-current portion of borrowings		1,801	3,782

13.1.     Long-term other borrowings

		June 30,	June 30,
	Note	2021	2020
		(US$’000)
Financial Institutions
IBM Credit LLC	13.1.1	180	974
Hewlett-Packard Financial Services Co.	13.1.1	511	923
IPFS Corporation	13.1.2	1,008	759
Heritage Bank of Commerce	13.2.3	—	1,833
PNC Term loan	13.2.1	—	2,359
First Global Bank Limited Demand loan	13.1.3	3,149	2,935
JS Bank Limited	13.1.4	1,357	—
		6,205	9,783
Less: Current portion of long-term other borrowings		(4,404)	(6,001)
Non-current portion of long term other borrowings		1,801	3,782

13.1.1.  The Group has financed the purchase of various property and equipment and software during the fiscal year 2021 and 2020 with IBM, HP and FGB. As of June 30, 2021 and 2020, the Group has financed $2.7 million and $4.5 million, respectively, of assets at interest rates ranging from 6% to 9.76% per annum.

13.1.2.  The Group has financed its insurance policies with the IPFS Corporation with an interest rate of 4.6%.

13.1.3.  In January 2018, the Group’s subsidiary IBEX Global Jamaica Limited entered into a $1.4 million non-revolving demand loan with First Global Bank Limited. The loan bears interest at a fixed rate of 7.0% per annum for the term of the loan, has a maturity date of January 2023, and is required to be repaid in 54 equal monthly installments (commencing six months after the drawdown date). The loan is guaranteed by IBEX Global Limited and secured by substantially all the assets of IBEX Global Jamaica Limited. The debenture under which IBEX Global Jamaica Limited granted security over its assets contains limitations on liens, the incurrence of debt and the sale of assets. As of June 30, 2021, the balance of the loan is $0.5 million (June 30, 2020: $0.8 million).

In November 2018, the Group’s subsidiary IBEX Global Jamaica Limited entered into a $1.2 million non-revolving demand loan with First Global Bank Limited. The loan bears a variable interest at 6-month LIBOR plus a margin of 5.26%, subject to a floor of 7.0% per annum, for the term of the loan. The loan is to be paid in 60 equal monthly installments, triggering a bullet payment after 36 months, with an option to renew for an additional 24 months, with an overall maturity in January 2023. The loan is guaranteed by IBEX Global Limited and secured by substantially all the assets of IBEX Global Jamaica Limited. The debenture under which IBEX Global Jamaica Limited granted security over its assets contains limitations on liens, the incurrence of debt and the sale of assets. As of June 30, 2021, the balance of the loan is $0.7 million (June 30, 2020: $0.9 million).

In October 2019, the Group’s subsidiary, IBEX Global Jamaica Limited, entered into a $0.8 million non- revolving demand loan with First Global Bank Limited. The loan bears a fixed interest rate of 7%. The loan is to be paid in 36 equal monthly instalments. The loan is guaranteed by IBEX Global Limited and secured by substantially all the assets of IBEX Global Jamaica Limited. The debenture under which IBEX Global Jamaica Limited granted security over its assets contains limitations on liens, the incurrence of debt and the sale of assets plus the assignment of peril insurance for the replacement value over the charged assets. As of June 30, 2021, the balance of the loan is $0.4 million (June 30, 2020: $0.6 million).

In March 2020, the Group’s subsidiary, IBEX Global Jamaica Limited, entered into a $0.6 million non-revolving demand loan and a $2.0 million non-revolving demand loan with First Global Bank Limited. Each loan bears interest at a fixed rate of 7.0% per annum for the term of the loan. Each loan is to be paid in 36 equal monthly instalments, commencing 30 days after the first disbursement of loan funds. The loan is guaranteed by IBEX Global Limited and secured by substantially all of the assets of IBEX Global Jamaica Limited. The debenture under which IBEX Global Jamaica Limited granted security over its assets contains limitations on liens, the incurrence of debt and the sale of assets. As of June 30, 2021, the balance of the $0.6 million non-revolving demand loan is $0.4 million (June 30, 2020: $0.6 million). As of June 30, 2021, the balance of the $2 million non-revolving demand loan is $1.2 million (June 30, 2020: nil).

13.1.4.  In May 2020, the Group’s subsidiary, IBEX Global Solutions (Pvt) Limited entered into a loan agreement with JS Bank Limited for a loan of $1.0 million (PKR165 million) under a government initiated wage and salary loan fund. The loan funds were received in July 2020. The loan bears 3% interest per annum with a two year term. Repayment of the loan commenced in January 2021, with monthly payments of principal and interest thereafter. The loan is guaranteed by the Group’s subsidiaries of Virtual World (Private) Limited and Ibex Global Bermuda Ltd. and is secured by the current and fixed assets of IBEX Global Solutions (Private) Limited, plus the receivables of IBEX Global Bermuda Ltd. As of June 30, 2021, the balance of the loan is $0.8 million (June 30, 2020: nil).

In May 2020, the Group’s subsidiary, Virtual World (Pvt) Limited entered into a loan agreement with JS Bank Limited for a loan of $0.8 million (PKR 120 million) under a government initiated wage and salary loan fund. The loan funds were received in July 2020. The loan bears 3% interest per annum with a two year term. Repayment of the loan commenced in January 2021, with monthly payments of principal and interest thereafter. The loan is guaranteed by the Group’s subsidiaries of IBEX Global Solutions (Pvt) Ltd. and IBEX Global Bermuda Ltd and is secured by the current and fixed assets, plus the assignment of certain receivables of Virtual World (Pvt) Limited. As of June 30, 2021, the balance of the loan is $0.6 million (June 30, 2020:  nil).

13.2.     Line of credit

		June 30,	June 30,
	Note	2021	2020
	(US$’000)
Financial Institutions
PNC Bank, N.A.	13.2.1	22,312	19,830
Seacoast Business Funding	13.2.2	—	220
Heritage Bank of Commerce	13.2.3	—	1,425
		22,312	21,475

13.2.1.  In November 2013, the Group’s subsidiary, Ibex Global Solutions, Inc. (formerly known as TRG Customer Solutions, Inc.), entered into a three-year $35.0 million revolving credit facility (as amended, the “PNC Credit Facility”) with PNC Bank, N.A. (“PNC”). In June 2015, the maximum revolving advance amount under the PNC Credit Facility was increased to $40.0 million, with an additional $10.0 million of incremental availability (subject to PNC’s approval and satisfaction of conditions precedent) and the maturity date was extended to May 2020. In December 2018, the PNC Credit Facility maximum revolving advance amount was increased to $45.0 million. In May 2019, the PNC Credit Facility was amended to include the following: the maximum revolving advance amount was increased to $50.0 million, with an additional $10.0 million of availability (in $5.0 million increments) subject to satisfaction of conditions precedent, and the maturity date was extended to May 2023. In March 2021, the PNC Credit Facility was amended to join Digital Globe Services, LLC, TelSatOnline, LLC and 7 Degrees, LLC as borrowers, with the maximum revolving advance amount increased to $60 million. Borrowings under the PNC Credit Facility bear interest at LIBOR plus a margin of 1.75% and/or negative 0.5% of the PNC Commercial Lending Rate for domestic loans. The PNC Credit Facility is guaranteed by IBEX Global Limited and secured by substantially all the assets of Ibex Global Solutions, Inc.,

Digital Globe Services, LLC, TelSatOnline, LLC, and 7 Degrees, LLC. The line of credit balance as of June 30, 2021 is $22.3 million (June 30, 2020: $19.8 million), as presented in Note 13.2.

In June 2016, the PNC Credit Facility was amended to add a Term Loan A of $6.0 million, which was drawn down in full, and a Term Loan B of $4.0 million (subject to satisfaction of conditions precedent), which was never drawn down and cancelled. In November 2016, the PNC Credit Facility was amended by adding a Term Loan C of $16.0 million which was drawn down in full with $6.0 million applied to repay in full Term Loan A. Term Loan C bears interest at LIBOR plus a margin of 4.00% and is required to be repaid in 54 equal monthly instalments (commencing January 1, 2017). Term Loan C balance as of June 30, 2021 is nil as the loan was fully repaid (June 30, 2020: $2.4 million).

13.2.2.  In July 2011, a subsidiary of the Group, iSky, Inc., entered into a purchasing agreement (the “Seacoast Receivables Financing Agreement”) with the predecessor to Seacoast National Bank (“Seacoast”). Pursuant to the Seacoast Receivables Financing Agreement, Seacoast provides payment to iSky, Inc. for up to $1.5 million of accounts receivable owed to iSky, Inc. All payments from Seacoast to iSky, Inc. are subject to a discount of 1.0% for receivables outstanding 30 days or less and an additional 0.5% for each additional 15 days that such receivable is outstanding. The average discount during the fiscal year ended June 30, 2021 was approximately 1.8% (June 30, 2020: 1.2%) of net sales. Under the Seacoast Receivables Financing Agreement, Seacoast may also advance an amount up to 85% of iSky, Inc.’s receivables to iSky, Inc. at a rate of LIBOR plus 7.0%.

The Seacoast Receivables Financing Agreement requires iSky, Inc. to sell $0.2 million of receivables per month to Seacoast, subject to a penalty based on the discount fee if such minimum is not met. The Seacoast Receivables Financing Agreement is automatically renewed for successive 12-month periods unless terminated in accordance with its terms. As June 16, 2021, the company has terminated the Receivables Financing Agreement.

13.2.3.  In March 2015, the Group’s subsidiaries, Digital Globe Services, Inc., TelSatOnline, Inc. and DGS EDU, LLC entered into a one-year $3.0 million loan and security agreement (the “HBC Loan Agreement”) with Heritage Bank of Commerce (“HBC”). In March 2016, the HBC Loan Agreement was amended to increase the credit line capacity to $5.0 million and extend its maturity date until March 31, 2018, subject to collateral review. In June 2017, the HBC Loan Agreement was amended to add an additional subsidiary, 7 Degrees LLC, as a borrower, along with extending the maturity date until March 31, 2019. In August 2018, the HBC Loan Agreement was amended to increase the accrued account advance rate and certain other terms along with extending the maturity date until March 31, 2021. In January 2019, HBC Loan Agreement was amended to exclude DGS EDU, LLC therefrom pursuant to its sale. Refer to Note 30.1. Borrowings under the HBC Loan Agreement bear interest at the Prime Rate plus a margin of 2.50%. The credit line is secured by substantially all the assets of Digital Globe Services, Inc., TelSatOnline, Inc., and 7 Degrees LLC. The line of credit balance as of June 30, 2021 was nil (June 30, 2020: $1.4 million), as presented in Note 13.2.

In March 2019, HBC Loan Agreement was amended to add a term loan of up to $2.0 million that bears interest at the Prime Rate plus a margin of 2.5%. The term loan is required to be repaid in 36 equal monthly installments (commencing April 2020) and will mature on March 1, 2023. On the term loan maturity date, all amounts owing shall be immediately due and payable. The term loan balance as of June 30, 2021 is nil (June 30, 2020: $1.8 million).

On February 25, 2021, the Heritage Bank of Commerce term loan and the line of credit were paid in full and the line of credit was terminated.

13.3.   In June 2015, the Group’s subsidiary, Ibex Global Solutions, Inc., entered into a supplier agreement with Citibank, N.A. (the “Citibank Receivables Financing Agreement”). Pursuant to the Citibank Receivables

Financing Agreement, Citibank provides payment to Ibex Global Solutions, Inc. for accounts receivable owed to Ibex Global Solutions, Inc. from one of our largest clients and its various subsidiaries and affiliates located in the United States. All payments from Citibank to Ibex Global Solutions, Inc. are subject to a discount charge. The discount rate used to calculate the discount charge is the product of (i) the LIBOR rate for the period most closely corresponding to the number of days in the period starting from and including the date the proceeds are remitted by Citibank to Ibex Global Solutions, Inc. (the “Discount Acceptance Period”) plus 1.40% per annum and (ii) the Discount Acceptance Period divided by 360. The discount charge during the fiscal year ended June 30, 2021 and 2020 averaged approximately 0.17% and 0.33% of net sales, respectively.

13.4.     Changes in liabilities arising from financing activities:

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Balance of debt, July 1,	105,970	118,253	62,958
Changes from operating cash flows	(827)	(3,379)	458
Changes from financing cash flows	(26,018)	(33,746)	10,124
New leases	31,790	24,295	89,771
Non-cash item - disposal of subsidiary	—	—	(43,431)
Foreign exchange movement	1,601	547	(1,627)
Balance of debt, June 30,	112,516	105,970	118,253

13.5.     In June and July 2017, e-Telequote Insurance, Inc. issued $9.1 million and 1.0 million respectively, aggregate principal amount of 12.0% Senior Secured Notes due June 12, 2018 (the “2017 ETQ Notes”), guaranteed by TRGI, with an option of early settlement by the borrower. In May 2018,  e-TeleQuote Insurance Inc. renewed the facility and expanded the loan to $15.0 million on the same terms maturing on May 15, 2019. During the year ended June 30, 2019, the loan notes were paid in full.